Document And Entity Information	Apr. 30, 2024
Document Information [Line Items]
Entity, Registrant Name	VAALCO Energy, Inc.
Document, Type	8-K/A
Document, Period End Date	Apr. 30, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32167
Entity, Tax Identification Number	76-0274813
Entity, Address, Address Line One	9800 Richmond Avenue, Suite 700
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	623-0801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EGY
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	(LED) Form 8-K/A (Amend No 1) date of report 04-30-24
Amendment Flag	true
Entity, Central Index Key	0000894627